Schedule II - Condensed Financial Information of Registrant Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows (used in)/from operating activities:
Amortization of right-of-use operating lease assets	$ 10,700,000	$ 10,100,000	$ 12,000,000.0
Interest on operating lease liability	(4,500,000)	(5,400,000)	(5,500,000)
Change in right of lease assets	0	(6,700,000)	400,000
Change in operating lease liabilities	(15,500,000)	(15,500,000)	(17,500,000)
Net cash (used in)/from operating activities	324,700,000	(55,000,000.0)	524,700,000
Cash flows (used in)/from investing activities:
Proceeds from sales and maturities of fixed income securities — Trading	474,000,000.0	293,600,000	548,200,000
Net cash (used in)/from investing activities	(172,200,000)	(196,500,000)	(950,300,000)
Cash flows used in/from financing activities:
Repayments of Short-Term Debt	(300,000,000.0)	0	0
Proceeds from term loan facility	300,000,000.0	0	0
Dividends paid on ordinary shares	(40,300,000)	(40,000,000.0)	0
Payments of Ordinary Dividends, Preferred Stock and Preference Stock	49,900,000	44,600,000	44,500,000
Net cash (used in)/from financing activities	(90,200,000)	(84,600,000)	500,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	68,900,000	(354,900,000)	(433,200,000)
Cash and cash equivalents at beginning of period	959,200,000
Cash and cash equivalents at end of period (1)	1,028,100,000	959,200,000
Parent
Cash flows used in/from financing activities:
Proceeds from term loan facility	300,000,000.0	0	0
Parent Company
Cash flows (used in)/from operating activities:
Net income (excluding equity in net earnings of subsidiaries)	230,000,000.0	36,900,000	120,300,000
Realized and unrealized losses/(gains)	(14,800,000)	19,700,000	(6,700,000)
(Gain)/loss on derivative contracts	14,000,000.0	(15,400,000)	6,200,000
Amortization of right-of-use operating lease assets	500,000	500,000	500,000
Interest on operating lease liability	100,000	100,000	100,000
Change in other assets	300,000	2,100,000	(1,600,000)
Change in accrued expenses and other payables	5,500,000	(3,200,000)	1,400,000
Change in intercompany activities	(38,400,000)	41,100,000	35,000,000.0
Change in right of lease assets	0	0	(2,000,000.0)
Change in operating lease liabilities	(500,000)	(600,000)	1,500,000
Net cash (used in)/from operating activities	196,700,000	81,200,000	154,700,000
Cash flows (used in)/from investing activities:
(Purchases) of fixed income securities	(8,100,000)	(10,000,000.0)	(42,600,000)
Proceeds from sales and maturities of fixed income securities — Trading	6,400,000	7,800,000	0
Investment in subsidiaries	(105,700,000)	5,000,000.0	(115,000,000.0)
Net cash (used in)/from investing activities	(107,400,000)	2,800,000	(157,600,000)
Cash flows used in/from financing activities:
Repayments of Short-Term Debt	(300,000,000.0)	0	0
Net cash (used in)/from financing activities	(90,200,000)	(84,600,000)	(44,500,000)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	(900,000)	(600,000)	(47,400,000)
Cash and cash equivalents at beginning of period	44,400,000	45,000,000.0	92,400,000
Cash and cash equivalents at end of period (1)	$ 43,500,000	$ 44,400,000	$ 45,000,000.0